Income Taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Compensation accruals and DCP	$ 36,195	$ 37,816
NOL and credit carryforwards	11,544	10,013
Intangible assets including goodwill	10,371	15,199
Expenses not currently deductible	960	581
Allowance for accounts receivable	472	345
Other comprehensive income	394	195
Deferred revenue		8,185
Valuation allowance	(2,329)	(2,082)
Other	40	615
Deferred Tax Assets, Net of Valuation Allowance, Total	57,647	70,867
Deferred tax liabilities:
Deferred revenue	12,830
Depreciation	707	240
Other	1,302	31
Deferred Tax Liabilities, Gross, Total	14,839	271
Net deferred tax assets	$ 42,808	$ 70,596